Shareholder Report, Holdings (Details) - C000262035 [Member]	May 31, 2026
Oscar Health, Inc - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TD SYNNEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Borg Warner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
United Natural Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cleveland-Cliffs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Magna International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Molina Healthcare, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Gold.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%